Equity (Weighted Average Assumptions Used to Determine Fair Value of Stock Options) (Details) - Stock Options	12 Months Ended
	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
Equity - Stock-based Compensation Plans [Line Items]
Dividend yield	3.90%	2.72%	2.18%
Risk-free rate of return, Minimum	0.62%	0.20%	0.12%
Risk-free rate of return, Maximum	2.85%	3.04%	5.07%
Expected volatility	33.58%	32.56%	33.26%
Exercise multiple	1.43	1.44	1.45
Post-vesting termination rate	2.58%	2.73%	2.93%
Contractual term (years)	10 years	10 years	10 years
Expected life (years)	7 years	7 years	6 years
Weighted average exercise price of stock options granted	$ 38.42	$ 51.39	$ 50.53
Weighted average fair value of stock options granted	$ 9.26	$ 13.29	$ 13.84